Components of Oil and Gas Interests (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 18,098	$ 17,094
Less accumulated depletion	(10,385)	(9,223)
Oil and gas interests, net	$ 7,713	$ 7,871